DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of future maturities of debt

Fiscal years ended December 31,	Amount
2024	$10,641
2025	-
2026	1,800
Thereafter	-
Total debt outstanding	$12,441